UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end April 30

Date of reporting period: May 1, 2024 – April 30, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Annual Shareholder Report - April 30, 2025

Monongahela All Cap Value Fund

MCMVX

Fund Overview

This annual shareholder report contains important information about the Monongahela All Cap Value Fund (the "Fund") for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.Moncapfund.com. You can also request this information by contacting us at (855) 392-9331.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monongahela All Cap Value Fund	$85	0.85%

How did the Fund perform in the last year?

We offer this annual report for the Fund for the period from May 1, 2024 to April 30, 2025 (the “period”). During the period the Fund was down 0.11%, the S&P 500 Index ("S&P 500") (an index of the 500 largest publicly companies in the US weighted by market capitalization) was up 12.1% and the Russell 2000 Value Index (an index that tracks the performance of small capitalization value companies) was down 0.68%.

The Fund underperformed the S&P 500 primarily due to sector weighting and market capitalization and slightly outperformed the Russell 2000 Value Index. The Fund remained underweighted in Information Technology and Financials, primary drivers in the S&P 500 return for the period. The large capitalization stocks continued to outpace mid and small capitalization equities; our blended all-cap weighting is aligned with the mid capitalization stock returns. Overweighting in underperforming sectors, Health Care and Consumer Staples and their value stock components also caused the Fund to lag the S&P 500.

In the volatile 1st quarter of 2025, we had the opportunity to add some positions well below what we perceive as intrinsic value. The market placed Cracker Barrell in the discard bin and the Fund has added 20,000 shares during the period. We increased our position in Coherent Corp. ("Coherent") by 10,000 shares in the period as Jim Anderson continues to make the necessary adjustments to take advantage of Coherent’s core infrared technologies supporting optical networks. As the Technology sector sold off, our Information Technology allocation has increased from 11.7% to 15.9% as of April 30, 2025.

We decided to exit two underperforming positions in the Health Care sector, Baxter and Zimmer Biomet. As a result, our Health Care exposure decreased from 14.6% as of April 30, 2024, to 11.2 % as of April 30, 2025.

Total Return Based on a $10,000 Investment

Date	Monongahela All Cap Value Fund	Russell 2000® Value Index	S&P 500® Index
04/30/15	$10,000	$10,000	$10,000
07/31/15	$9,898	$9,818	$10,141
10/31/15	$9,547	$9,517	$10,077
01/31/16	$9,037	$8,649	$9,454
04/30/16	$9,941	$9,629	$10,121
07/31/16	$10,506	$10,366	$10,710
10/31/16	$10,610	$10,355	$10,531
01/31/17	$11,774	$12,127	$11,348
04/30/17	$12,245	$12,246	$11,934
07/31/17	$12,546	$12,358	$12,428
10/31/17	$13,123	$12,925	$13,020
01/31/18	$14,312	$13,334	$14,345
04/30/18	$13,390	$13,046	$13,517
07/31/18	$14,263	$14,134	$14,446
10/31/18	$13,430	$12,848	$13,977
01/31/19	$14,001	$12,733	$14,013
04/30/19	$14,692	$13,332	$15,341
07/31/19	$14,661	$13,044	$15,600
10/31/19	$15,174	$13,262	$15,979
01/31/20	$15,633	$13,290	$17,052
04/30/20	$13,625	$10,153	$15,474
07/31/20	$15,201	$10,968	$17,465
10/31/20	$15,612	$11,416	$17,531
01/31/21	$18,945	$15,472	$19,993
04/30/21	$21,383	$18,170	$22,589
07/31/21	$21,744	$17,955	$23,831
10/31/21	$21,525	$18,756	$25,054
01/31/22	$21,875	$17,755	$24,650
04/30/22	$21,014	$16,973	$22,637
07/31/22	$21,061	$17,100	$22,725
10/31/22	$20,142	$16,744	$21,393
01/31/23	$21,685	$17,662	$22,625
04/30/23	$21,031	$15,618	$23,240
07/31/23	$22,352	$17,774	$25,683
10/31/23	$20,155	$15,081	$23,563
01/31/24	$22,948	$17,645	$27,335
04/30/24	$24,504	$17,809	$28,507
07/31/24	$26,186	$20,561	$31,371
10/31/24	$26,467	$19,872	$32,521
01/31/25	$27,817	$20,384	$34,545
04/30/25	$24,477	$17,687	$31,955

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Monongahela All Cap Value Fund	-0.11%	12.43%	9.36%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 2000® Value Index	-0.68%	11.74%	5.87%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$32,111,776
# of Portfolio Holdings	51
Portfolio Turnover Rate	23%
Investment Advisory Fees (Net of fees waived)	$53,288

Sector Weightings

(% total investments)

Utilities 1.0%
Materials 1.3%
Energy 4.0%
Money Market Fund 3.1%
Financials 8.3%
Industrials 21.7%
Health Care 11.1%
Consumer Discretionary 14.7%
Consumer Staples 18.9%
Information Technology 15.9%

Value	Value
Money Market Fund	3.1%
Industrials	21.7%
Consumer Staples	18.9%
Information Technology	15.9%
Consumer Discretionary	14.7%
Health Care	11.1%
Financials	8.3%
Energy	4.0%
Materials	1.3%
Utilities	1.0%

Top Ten Holdings

(% total investments)

Curtiss-Wright Corp.	4.29%
Williams-Sonoma, Inc.	3.84%
Westinghouse Air Brake Technologies Corp.	3.74%
MetLife, Inc.	3.40%
Lamb Weston Holdings, Inc.	3.29%
Rockwell Automation, Inc.	3.27%
Revvity, Inc.	3.20%
Coherent Corp.	3.00%
Merck & Co., Inc.	2.91%
Hubbell, Inc.	2.82%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.Moncapfund.com.

Monongahela All Cap Value Fund

MCMVX

Annual Shareholder Report - April 30, 2025

211A-MCMVX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,200 in 2024 and $14,800 in 2025.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2024 and $0 in 2025.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2024 and $3,200 in 2025. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2024 and $0 in 2025. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

MONONGAHELA ALL CAP VALUE FUND
Annual Financials and Other Information
April 30, 2025

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 97.0%
Consumer Discretionary - 14.7%
20,000 Cracker Barrel Old Country Store,
Inc. $ 854,000
7,500 eBay, Inc. 511,200
60,000 El Pollo Loco Holdings, Inc.
(a)
561,000
12,500 H&R Block, Inc. 754,625
6,000 Mohawk Industries, Inc.
(a)
638,100
8,000 Williams-Sonoma, Inc. 1,235,760
5,000 Winnebago Industries, Inc. 159,100
4,713,785
Consumer Staples - 18.9%
20,000 Alico, Inc. 570,800
7,500 Archer-Daniels-Midland Co. 358,125
12,000 General Mills, Inc. 680,880
17,500 Kenvue, Inc. 413,000
4,500 Kimberly-Clark Corp. 593,010
20,000 Lamb Weston Holdings, Inc. 1,056,200
7,000 Target Corp. 676,900
11,000 The Estee Lauder Cos., Inc. 659,560
500 The Hershey Co. 83,595
2,750 The Procter & Gamble Co. 447,067
30,000 WK Kellogg Co. 537,900
6,077,037
Energy - 4.0%
10,500 ONEOK, Inc. 862,680
3,500 Phillips 66 364,210
5,000 Ranger Energy Services, Inc. 55,450
1,282,340
Financials - 8.3%
3,000 CNA Financial Corp. 144,480
12,500 Equitable Holdings, Inc. 618,125
18,500 Farmers National Banc Corp. 241,240
14,500 MetLife, Inc. 1,092,865
15,000 Old Republic International Corp. 564,000
2,660,710
Health Care - 11.2%
3,000 Abbott Laboratories 392,250
10,000 Bristol-Myers Squibb Co. 502,000
12,500 Hologic, Inc.
(a)
727,500
11,000 Merck & Co., Inc. 937,200
11,000 Revvity, Inc. 1,027,730
3,586,680
Industrials - 21.7%
4,000 Curtiss-Wright Corp. 1,379,560
7,500 Emerson Electric Co. 788,325
2,500 Hubbell, Inc. 907,950
5,000 Lindsay Corp. 645,300
38,500 MillerKnoll, Inc. 631,400
4,250 Rockwell Automation, Inc. 1,052,640
10,500 The Gorman-Rupp Co. 376,530
6,500 Westinghouse Air Brake
Technologies Corp. 1,200,810
6,982,515
Information Technology - 15.9%
1,150 Adobe, Inc.
(a)
431,227
2,500 Akamai Technologies, Inc.
(a)
201,450
7,500 Cognizant Technology Solutions
Corp., Class A 551,775
15,000 Coherent Corp.
(a)
964,800
12,500 Corning, Inc. 554,750
3,000 F5, Inc.
(a)
794,220
18,500 Kulicke & Soffa Industries, Inc. 596,255
22,000 NetScout Systems, Inc.
(a)
462,440
Shares Security Description Value
Information Technology - 15.9% (continued)
3,500 Texas Instruments, Inc. $ 560,175
5,117,092
Materials - 1.3%
1,500 Air Products and Chemicals, Inc. 406,635
Utilities - 1.0%
3,000 WEC Energy Group, Inc. 328,560
Total Common Stock (Cost $25,436,881) 31,155,354
Shares Security Description Value
Money Market Fund - 3.1%
1,000,949 First American
Treasury Obligations
Fund, Class X, 4.24%
(b)
(Cost $1,000,949) 1,000,949
Investments, at value - 100.1% (Cost $26,437,830) $ 32,156,303
Other Assets & Liabilities, Net - (0.1)% (44,527)
Net Assets - 100.0% $ 32,111,776
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of April 30, 2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 32,156,303
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 32,156,303

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $26,437,830) $ 32,156,303
Receivables:
Dividends 38,177
Prepaid expenses 15,214
Total Assets
32,209,694
LIABILITIES
Payables:
Fund shares redeemed 53,027
Accrued Liabilities:
Fund services fees 7,536
Other expenses 37,355
Total Liabilities
97,918
NET ASSETS
$ 32,111,776
COMPONENTS OF NET ASSETS
Paid-in capital $ 25,713,685
Distributable Earnings 6,398,091
NET ASSETS
$ 32,111,776
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,759,847
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 18.25
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $106) $ 684,741
Interest income 2,284
Total Investment Income
687,025
EXPENSES
Investment adviser fees 250,015
Fund services fees 39,952
Administration fees 135,000
Custodian fees 5,185
Registration fees 18,019
Legal fees 32,851
Audit fees 18,000
Trustees' fees and expenses 9,615
Other expenses 56,438
Total Expenses 565,075
Fees waived
(281,727)
Net Expenses
283,348
NET INVESTMENT INCOME
403,677
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 596,335
Net change in unrealized appreciation (depreciation) on investments
(1,173,072)
NET REALIZED AND UNREALIZED LOSS
(576,737)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (173,060)

MONONGAHELA ALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended April 30,
2025 2024
OPERATIONS
Net investment income $ 403,677 $ 419,487
Net realized gain 596,335 1,541,706
Net change in unrealized appreciation (depreciation) (1,173,072) 2,490,427
Increase (Decrease) in Net Assets Resulting from Operations
(173,060) 4,451,620
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(1,777,103) (919,708)
CAPITAL SHARE TRANSACTIONS
Sale of shares 3,713,525 7,361,247
Reinvestment of distributions 1,758,926 907,832
Redemption of shares
(1,641,122) (7,732,973)
Redemption fees
1,051 1,207
Increase in Net Assets from Capital Share Transactions
3,832,380 537,313
Increase in Net Assets
1,882,217 4,069,225
NET ASSETS
Beginning of Year
30,229,559 26,160,334
End of Year
$ 32,111,776 $ 30,229,559
SHARE TRANSACTIONS
Sale of shares 185,714 416,384
Reinvestment of distributions 84,184 50,522
Redemption of shares
(82,899) (429,713)
Increase in Shares
186,999 37,193

MONONGAHELA ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended April 30,
2025 2024 2023 2022 2021
NET ASSET VALUE, Beginning of Year
$ 19.22 $ 17.04 $ 17.83 $ 19.56 $ 12.62
INVESTMENT OPERATIONS
Net investment income (a) 0.24 0.26 0.34 0.28 0.23
Net realized and unrealized gain (loss)
(0.14) 2.51 (0.33) (0.56) 6.92
Total from Investment Operations
0.10 2.77 0.01 (0.28) 7.15
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.21) (0.30) (0.30) (0.25) (0.20)
Net realized gain
(0.86) (0.29) (0.50) (1.20) (0.01)
Total Distributions to Shareholders
(1.07) (0.59) (0.80) (1.45) (0.21)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 18.25 $ 19.22 $ 17.04 $ 17.83 $ 19.56
TOTAL RETURN
(0.11)% 16.51% 0.08% (1.73)% 56.94%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 32,112 $ 30,230 $ 26,160 $ 25,243 $ 24,426
Ratios to Average Net Assets:
Net investment income 1.21% 1.48% 2.00% 1.47% 1.41%
Net expenses 0.85% 0.85% 0.85% 0.85% 0.85%
Gross expenses (c) 1.70% 1.77% 1.90% 1.83% 2.21%
PORTFOLIO TURNOVER RATE 23% 37% 27% 30% 32%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025

Note 1. Organization
The Monongahela All Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on July 1, 2013. The
Fund seeks total return through long-term capital appreciation and income.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision
Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Short-
term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the
Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset
Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025

Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of April 30, 2025, for the Fund’s investments is included in the Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal
Revenue Service for a period of three years after they are filed. As of April 30, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025

is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Rodgers Brothers, Inc. (f.k.a Monongahela Capital Management) (the “Adviser”) is the investment
Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA
Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the
Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services and administration fees within the Statement of
Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive
Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Through the calendar year ended December 31, 2024, each Independent Trustee’s annual retainer was $45,000 ($55,000 for the Chairman) and the Audit Committee Chairman received an additional $2,000 annually. Effective
January 1, 2025, each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman). The Audit Committee
Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special
Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses )
to 0.85% , through at least September 1, 2025 (“Expense Cap”). Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. The
Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. For the year ended April 30, 2025 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the
Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of April
30, 2025, $554,069 is subject to recapture by the Adviser . Other waivers are not eligible for recoupment. In addition, other
Fund service providers may waive all or any portion of their fees and may reimburse certain expenses of the Fund.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 196,727 $ 85,000 $ 281,727

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended April 30, 2025 were $10,943,393 and $7,596,799, respectively.
Note 6. Federal Income Tax
As of April 30, 2025, cost of investments for federal income tax purposes is $26,390,633 and net unrealized appreciation consists of:
Distributions paid during the fiscal year ended as noted were characterized for tax purposes as follows:
As of April 30, 2025, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to wash sales and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Gross Unrealized Appreciation
$ 7,602,110
Gross Unrealized Depreciation
(1,836,440)
Net Unrealized Appreciation
$ 5,765,670
2025 2024
Ordinary Income $ 365,074 $ 448,243
Long-Term Capital Gain 1,412,029 471,465
$ 1,777,103 $ 919,708
Undistributed Ordinary Income
$ 155,295
Undistributed Long-Term Gain
477,126
Net Unrealized Appreciation
5,765,670
Total
$ 6,398,091

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Monongahela All Cap Value Fund and
Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Monongahela
All Cap Value Fund (the “Fund”), a series of Forum Funds, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended April 30, 2022, and prior, were audited by other auditors whose report dated June 21, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 19, 2025

MONONGAHELA ALL CAP VALUE FUND
OTHER INFORMATION (Unaudited)
April 30, 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Investment Advisory Agreement Approval
At the March 20, 2025 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between Monongahela Capital Management, LLC (the “Adviser”) and
the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from the Adviser, and the
Independent Trustees were advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the
Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser, and a discussion with the
Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the Adviser has the operational capability and the necessary staffing and experience to continue providing high-
quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index, the S&P 500 Index. The Board observed that the Fund

MONONGAHELA ALL CAP VALUE FUND
OTHER INFORMATION (Unaudited)
April 30, 2025

underperformed the S&P 500 Index for the one-, three-, five-, and 10-year periods ended December 31, 2024, and for the period since the Fund’s inception on July 1, 2013. The Board also observed that the Fund outperformed the Russell 2000
Value Index, the Fund’s secondary benchmark index, for each of the one-, three-, five-, and 10-year periods ended December
31, 2024, and for the period since the Value Fund’s inception on July 1, 2013. The Board noted the Adviser’s representation that the Fund’s underperformance relative to the primary benchmark index was primarily a function of differences in sector allocation and market cap weighting. The Board also noted the Adviser’s representation that the Fund’s relative performance was representative of a market preference for “growth” stocks rather than “value” stocks during the periods under review, noting that the Fund maintained a “value” oriented investment strategy during periods in which growth stocks significantly outperformed value stocks.
The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic
Insight, Inc. (“Strategic Insight Peers”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Strategic Insight, the Fund outperformed the average of the Strategic Insight peers for each of the one-, three-, five-, and 10-year periods ended December 31, 2024.
Considering the Adviser’s investment style and the foregoing performance information, among other considerations, the
Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on net advisory fee rates and net total expense ratios of the Fund’s Strategic Insight Peers. The Board noted
that the Adviser’s net advisory fee rate and net total expense ratio were each less than the median of the Strategic Insight peer group and were each among the lowest of the Strategic Insight Peers. The Board further noted that the Adviser was currently waiving a portion of its advisory fee in an effort to keep the Fund’s expenses at levels believed by the Adviser to be attractive to investors. Based on the foregoing, among other relevant considerations, the Board concluded that the Adviser’s net advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the costs and profitability of managing the Fund. The Board noted that the Adviser was currently waiving a portion of its advisory fee in an effort to keep the Fund expenses at levels believed by the Adviser to be attractive to investors and had committed to extending the waiver through at least the duration of the renewal period of the Advisory Agreement.
Based on these and other applicable considerations, the Board concluded that the Adviser’s profitability attributable to management of the Fund was reasonable.
Economies of Scale
The Board considered whether the Fund could benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board noted the Adviser’s representation that the Fund could potentially benefit from economies of scale at higher asset levels but that, in light of the Fund’s current asset levels and because the Adviser was already waiving its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-upon expense cap, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information and other applicable factors, and in light of the size of the Fund and the existence of the Adviser’s contractual expense cap arrangements with respect to the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor to consider in approving the continuation of the Advisory Agreement.

MONONGAHELA ALL CAP VALUE FUND
OTHER INFORMATION (Unaudited)
April 30, 2025

Other Benefits
The Board noted the Adviser’s representation that, aside from the advisory fee received from the Fund, the Adviser does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

MONONGAHELA ALL CAP VALUE FUND
IMPORTANT TAX INFORMATION (Unaudited)
April 30, 2025

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 100.00% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD), and 100.00% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 0.03%
as qualified interest income exempt from U.S. tax for foreign shareholders (QII). The Fund paid long-term capital gains of
$1,412,029.

MONONGAHELA ALL CAP VALUE FUND
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 392-9331 (toll free)
monongahela.ta@apexfs.com
www.Moncapfund.com
INVESTMENT ADVISER
Rodgers Brothers, Inc. (f.k.a Monongahela Capital Management)
223 Mercer Street
Harmony, PA 16037
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
211-ANR-0425

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	June 20, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	June 20, 2025